NOTE 6 - INCOME TAXES (Tables)	3 Months Ended
Mar. 31, 2015
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities [Table Text Block]	The cumulative tax effect at the expected rate of 34% of significant items comprising our net deferred tax amount is as follows:

		For the period from
		February 21, 2012
	For the	(Date of Inception)
	three months ended	through
	March 31, 2015	March 31, 2015

Net operating loss carryover	$181	$4,147
Valuation allowance	(181)	(4,147)

Net deferred tax asset	$–	$–

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]	The provision for income taxes consists of the following:

		For the period from
		February 21, 2012
	For the	(Date of Inception)
	three months ended	through
	March 31, 2015	March 31, 2015

Current tax	$181	$4,147
Change in deferred tax asset	(181)	(4,147)

Change in valuation allowance	$–	$–